Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended													6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2009	Oct. 03, 2009	Jul. 04, 2009	Apr. 04, 2009	Jun. 30, 2012	Jul. 02, 2011	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
Net Loss Per Share
Net loss	$ (1,383)	$ (1,109)	$ (1,188)	$ (1,044)	$ (909)	$ (803)	$ (733)	$ (5,871)	$ (3,485)	$ (117)	$ (1,279)	$ (816)	$ (1,125)	$ (2,654)	$ (1,954)	$ (4,250)	$ (10,892)	$ (3,337)
Weighted average shares outstanding-basic and diluted	16,342,017			15,734,291										16,293,798	15,163,243	15,557,969	13,431,661	11,069,342
Net loss per share-basic and diluted (in dollars per share)	$ (0.08)	$ (0.07)	$ (0.08)	$ (0.07)	$ (0.06)	$ (0.06)	$ (0.05)	$ (0.43)	$ (0.27)	$ (0.01)	$ (0.10)	$ (0.07)	$ (0.14)	$ (0.16)	$ (0.13)	$ (0.27)	$ (0.81)	$ (0.30)
Fiscal Year
Length of each quarter																91 days
Number of four-week periods in a quarter																2
Number of five-week periods in a quarter																1
Employee and non-employee stock options
Anti dilutive securities
Shares are not included in diluted net loss per share calculations	1,206,000			972,000										1,206,000	972,000	1,261,000	813,000	598,000
Common shares issuable to underwriters under option purchase agreements
Anti dilutive securities
Shares are not included in diluted net loss per share calculations																103,125
Common shares issuable under investor option purchase agreements
Anti dilutive securities
Shares are not included in diluted net loss per share calculations																		600,000